SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Feb. 28, 2026	Feb. 28, 2025
Commitments and Contingencies Disclosure [Abstract]
February 28, 2027	$ 243,690
February 28, 2028	227,383
February 29, 2029	207,558
February 28, 2030	207,558
February 28, 2031	207,558
February 28, 2032 and after	34,593
Total lease payments	1,128,340
Less: Interest	(207,956)
Present value of lease liabilities	$ 920,384	$ 1,007,862